Multi-Asset Diversified Income Index Fund Average Annual Total Returns		12 Months Ended	18 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	117 Months Ended	120 Months Ended	142 Months Ended		144 Months Ended	161 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq US Multi-Asset Diversified Income(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.53%		7.82%					5.35%				5.02%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.35%	14.42%	14.34%	14.42%	13.59%	15.12%	14.82%	13.59%	13.58%	13.67%	14.65%
Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.12%		12.43%					10.83%		10.16%	10.26%	11.25%
Multi-Asset Diversified Income Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		3.94%		7.23%					4.74%				4.39%
Performance Inception Date	Aug. 13, 2012
Multi-Asset Diversified Income Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.27%		4.57%					2.10%				1.78%
Multi-Asset Diversified Income Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.32%		4.41%					2.42%				2.15%